Restricted cash and cash and bank balances	12 Months Ended
Dec. 31, 2020
Restricted cash and cash and bank balances
Restricted cash and cash and bank balances

18          Restricted cash and cash and bank balances

	2019	2020
	RMB’000	RMB’000

Restricted cash	—	8,712

	2019	2020
	RMB’000	RMB’000
Cash and cash equivalents
Cash at banks	143,231	38,852
Time deposit	11,215	5,279
Cash on hand	44	253
Total	154,490	44,384

The analysis of bank and cash balances for the purpose of the consolidated statement of cash flows is as follows:

	2019	2020
	RMB’000	RMB’000
Cash and cash equivalents	154,490	44,384

The carrying amounts of the Group's restricted bank deposit and cash and cash equivalents are denominated in the following currencies:

	2019	2020
	RMB’000	RMB’000
RMB	69,268	33,478
US dollars	82,930	18,199
Hong Kong dollars	1,021	567
Singapore dollars	1,271	852
	154,490	53,096

Cash at banks earns interest at floating rates based on daily bank deposit rates. The Group’s balances of cash at bank which are denominated in RMB are deposited with banks in the PRC. The conversion of these RMB‑denominated balances into foreign currencies and the remittance of funds out of the Mainland China are subject to the rules and regulations of foreign exchange control promulgated by the Government of the PRC.

Restricted cash represents cash reserved in escrow account in relation to litigations (Note 35(c)).